S000052306 [Member] Average Annual Total Returns - UBS Prime Reserves Fund	12 Months Ended	60 Months Ended	107 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	2.48%	1.99%
Performance Inception Date			Jan. 19, 2016